CAPITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
December 31, 2013

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$27,543	$8,902	$18,641
Mining Equipment	102,830	55,609	47,221
Office Equipment	63,815	50,802	13,013
Furniture and Fixtures	3,097	891	2,206
Building	440,329	399,181	41,148
	$637,614	$515,385	$122,229

December 31, 2012

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$162,238	$88,357	$73,881
Mining Equipment	110,188	44,033	66,155
Office Equipment	75,049	45,386	29,663
Furniture and Fixtures	15,876	5,387	10,489
Building	440,328	363,377	76,951
	$803,679	$546,540	$257,139